Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE, NET	$ 884,283	$ 1,561,679	$ 4,921,170	$ 5,115,680	$ 6,124,529	$ 12,767,145
COST OF REVENUE	887,850	1,586,478	4,459,458	4,775,102	5,966,452	13,419,133
GROSS PROFIT (LOSS)	(3,567)	(24,799)	461,712	340,578	158,077	(651,988)
COMMISSIONS	11,429	423	15,650	2,169	2,169	24,482
SALARIES AND WAGES	271,542	301,393	868,781	1,298,358	1,858,004	2,032,457
DEPRECIATION AND AMORTIZATION	1,535	2,754	4,211	33,091	4,521	584,386
IMPAIRMENT LOSS						5,797,906
OTHER OPERATING EXPENSES	631,722	410,913	2,026,787	1,773,702	2,525,661	2,522,764
LOSS FROM OPERATIONS	(919,795)	(740,282)	(2,453,717)	(2,766,742)	(4,232,278)	(11,613,983)
OTHER INCOME	18	(1,902)	49,680	25,292	12,708	154,196
INTEREST INCOME		16		40
LOSS ON SETTLEMENT OF DEBT		(144,169)		(977,188)	(977,188)	(57,085)
CHANGE IN FAIR VALUE OF DERIVATIVE AND WARRANT LIABILITIES	33,806	1,240,214	(210,680)	1,339,791	2,497,088
INTEREST EXPENSE	(439,176)	(799,690)	(1,645,492)	(1,470,143)	(1,771,942)	(1,678,097)
NET LOSS	(1,325,147)	(445,813)	(4,260,209)	(3,848,950)	(4,471,612)	(13,194,969)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	(1,325,147)	(445,813)	(4,260,209)	(3,848,950)	(4,471,612)	(13,194,969)
COMPREHENSIVE LOSS:
CHANGE IN FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(17,998)	25,573	78,824	74,403	55,858	(181,613)
COMPREHENSIVE LOSS	$ (1,343,145)	$ (420,240)	$ (4,181,385)	$ (3,774,547)	$ (4,415,754)	$ (13,376,582)
Loss per common share:
Net loss per common share - basic	$ (0.48)	$ (0.13)	$ (2.84)	$ (1.54)	$ (43.99)	$ (26.22)
Net loss per common share - diluted	$ (0.48)	$ (0.13)	$ (2.84)	$ (1.54)	$ (43.99)	$ (26.22)
Weighted average common shares outstanding - basic	2,749,904	3,437,050	1,498,890	2,503,628	101,650	503,171
Weighted average common shares outstanding - diluted	2,749,904	3,437,050	1,498,890	2,503,628	101,650	503,171